Share-based compensation - Narrative (Details) SFr in Thousands	6 Months Ended
	Jun. 30, 2022 CHF (SFr) shares	Jun. 30, 2021 CHF (SFr)	Dec. 31, 2021 shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of share options outstanding (in shares)	285,925		318,902
Number of PSUs and RSUs outstanding (in shares)	776,560		643,120
Share-based compensation costs | SFr	SFr 2,870	SFr 1,853
Performance Share Units (PSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of PSUs and RSUs outstanding (in shares)	680,559		547,485
Restricted Share Units (RSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of PSUs and RSUs outstanding (in shares)	96,001		95,635